Provisions	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Provisions
25. Provisions

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2023	51	436	85	572
Effect of movements in foreign exchange	1	16	(3)	14
Provisions made	31	132	-	163
Provisions used	(14)	(86)	(19)	(119)
Provisions reversed	-	(42)	-	(42)
Other movements	-	20	(19)	1
Balance at 31 December 2023	69	476	44	589

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2022	80	420	106	605
Effect of movements in foreign exchange	(5)	(11)	(2)	(18)
Provisions made	37	157	32	226
Provisions used	(37)	(109)	-	(147)
Provisions reversed	-	(21)	-	(22)
Other movements	(23)	1	(50)	(73)
Balance at 31 December 2022	51	436	85	572
The restructuring provisions are primarily explained by the organizational alignments - see also Note 8
Exceptional items
. Provisions for disputes mainly relate to various disputed taxes other than income taxes and to claims from former employees.

The provisions are expected to be settled within the following time windows:

Million US dollar	Due within one year	Due after one year	Total
Restructuring	56	13	69

Indirect taxes	24	79	103
Labor	34	71	105
Commercial	50	24	74
Excise duties	2	19	21
Other disputes	81	92	173
Disputes	191	285	476

Other provisions	23	21	44
Total provisions	270	319	589